MORGAN STANLEY
DEAN WITTER
CONVERTIBLE
SECURITIES TRUST

     [PHOTO]

ANNUAL REPORT
SEPTEMBER 30, 1999

MORGAN STANLEY DEAN WITTER CONVERTIBLE            TWO WORLD TRADE CENTER,
SECURITIES TRUST                                  NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999

DEAR SHAREHOLDER:

During the twelve-month period ended September 30, 1999, the U.S. equity markets fluctuated substantially, achieving record highs before settling into a trading range near the end of September. The Standard & Poor's 500 Composite Stock Price Index (S&P 500) gained 27.79 percent during the period as the contradictory forces of a budding global upturn and domestic fears of higher interest rates and inflation converged upon the market. Commodity prices climbed, wage settlements rose and consumer demand continued unabated, yet inflation remained tame. Against this backdrop, the Federal Reserve Board reversed its monetary policy during the summer and raised the federal-funds rate in two steps, to 5.25 percent.

The convertible market outperformed that of equities over the fiscal year, boosted by the income component and downside protection offered by convertible securities. Strength in the technology and telecommunications sectors, which together make up a large part of the convertible universe, also aided relative performance.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended September 30, 1999, Morgan Stanley Dean Witter Convertible Securities Trust's Class B shares posted a total return of 14.62 percent compared to 21.36 percent for the Goldman Sachs Convertible 100 Index and 21.00 percent for the Lipper Convertible Securities Fund average. During the same period, the Fund's Class A, C and D shares returned 15.64 percent, 14.83 percent and 15.81 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the Fund's performance to that of the Lipper and Goldman Sachs indexes. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

MORGAN STANLEY DEAN WITTER CONVERTIBLE
SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

The Fund's underperformance of its benchmark indexes can be attributed to its focus on small-cap issues. With the exception of April and May, large caps significantly outperformed small caps during the fiscal year as illiquidity and Y2K-related credit concerns reduced investor's appetites for smaller issues. Contributing positively to overall Fund performance was a heavy exposure to the telecommunications sector.

The Fund uses a value-oriented, bottom-up approach to evaluate potential investments, focusing on companies and industries with strong underlying fundamentals and solid long-term growth potential. We invest primarily in convertible securities issued by small- and medium-capitalization companies that we believe offer excellent participation in a rising equity market and downside protection in a declining market. The Fund has recently increased its holdings in large-cap convertibles to provide better credit stability and greater equity participation where underlying equity fundamentals are attractive. As of September 30, 1999, the Fund's portfolio held approximately 58 industries.

LOOKING AHEAD

We believe that the convertible market overall, and the small-cap convertible market in particular, remain attractive, and that the Fund's increased holdings of larger names should benefit it in difficult credit environments and provide broader participation in equity markets. We believe that convertibles can perform well over the long term, offering potentially competitive returns in modestly increasing, stable or declining equity markets, though they may tend to lag equities during very strong periods.

We appreciate your ongoing support of Morgan Stanley Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

/s/ Mitchell M. Merin
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER CONVERTIBLE
SECURITIES TRUST
FUND PERFORMANCE SEPTEMBER 30, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES     FUND      GOLDMAN   LIPPER (5)
($ IN THOUSANDS)                                 SACHS (4)
September 1989                          $10,000    $10,000     $10,000
September 1990                           $8,307     $8,487      $8,871
September 1991                           $9,880    $10,666     $11,407
September 1992                          $10,441    $12,586     $12,965
September 1993                          $12,866    $14,923     $15,708
September 1994                          $13,512    $15,283     $15,690
September 1995                          $15,360    $18,166     $18,173
September 1996                          $17,619    $20,711     $20,640
September 1997                          $21,739    $25,843     $25,765
September 1998                          $18,692    $23,918     $23,977
September 1999                       $21,425(3)    $29,028     $29,013

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF
    CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                   AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------------------------
                         CLASS B SHARES*                                                   CLASS A SHARES+
   -----------------------------------------------------------       -----------------------------------------------------------
   1 Year                                14.62%(1)    9.62%(2)       1 Year                                15.64%(1)    9.57%(2)
   5 Years                                9.66 (1)    9.38 (2)       Since Inception (7/28/97)              2.97%(1)    0.45%(2)
   10 Years                               7.92 (1)    7.92 (2)

                        CLASS C SHARES++                                                   CLASS D SHARES#
   -----------------------------------------------------------       -----------------------------------------------------------
   1 Year                                14.83%(1)   13.83%(2)       1 Year                                15.81%(1)
   Since Inception (7/28/97)              2.20%(1)    2.20%(2)       Since Inception (7/28/97)              3.16%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on September 30, 1999.
 (4) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Convertible Securities Funds Average tracks the performance of the funds which primarily invest in convertible bonds and convertible preferred shares of common stock as reported by Lipper.
* The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (50.6%)
           ADVERTISING (1.8%)
$    250   Doubleclick Inc. - 144A**......................................................     4.75% 03/15/06  $    388,477
   2,000   Interpublic Group Co., Inc. - 144A**...........................................     1.87  06/01/06     1,848,800
   1,500   Lamar Advertising Co...........................................................     5.25  09/15/06     1,890,375
                                                                                                               ------------
                                                                                                                  4,127,652
                                                                                                               ------------
           AEROSPACE (1.3%)
   4,000   Spacehab, Inc. - 144A**........................................................     8.00  10/15/07     3,012,480
                                                                                                               ------------
           ASSISTED LIVING SERVICES (0.6%)
   2,540   Emeritus Corp. - 144A**........................................................     6.25  01/01/06     1,447,800
                                                                                                               ------------
           AUTO PARTS: O.E.M. (2.0%)
   5,750   MascoTech, Inc.................................................................     4.50  12/15/03     4,607,188
                                                                                                               ------------
           BIOTECHNOLOGY (1.7%)
   3,000   Centocor Inc...................................................................     4.75  02/15/05     3,926,520
                                                                                                               ------------
           BROADCASTING (3.0%)
   5,000   Scandinavian Broadcasting System SA (Luxembourg)...............................     7.00  12/01/04     7,069,850
                                                                                                               ------------
           CATALOG/SPECIALTY DISTRIBUTION (1.4%)
   2,750   Amazon.com, Inc................................................................     4.75  02/01/09     3,234,275
                                                                                                               ------------
           CELLULAR TELEPHONE (1.3%)
   4,770   U.S. Cellular Corp.............................................................     0.00  06/15/15     3,122,633
                                                                                                               ------------
           CLOTHING/SHOE/ACCESSORY STORES (1.2%)
   3,200   Genesco Inc....................................................................     5.50  04/15/05     2,782,368
                                                                                                               ------------
           COMPUTER SOFTWARE (2.9%)
   5,000   Citrix Systems, Inc. - 144A**..................................................     0.00  03/22/19     2,411,700
   8,000   Network Associates, Inc........................................................     0.00  02/13/18     2,575,440
   2,000   Siebel Systems Inc. - 144A**...................................................     5.50  09/15/06     1,960,080
                                                                                                               ------------
                                                                                                                  6,947,220
                                                                                                               ------------
           CONTRACT DRILLING (1.3%)
   9,000   Pride International, Inc.......................................................     0.00  04/24/18     3,060,090
                                                                                                               ------------
           DISCOUNT CHAINS (1.1%)
   3,000   Costco Wholesale Corp..........................................................     0.00  08/19/17     2,602,560
                                                                                                               ------------
           DIVERSIFIED COMMERCIAL SERVICES (1.0%)
   3,500   Metamor Worldwide, Inc.........................................................     2.94  08/15/04     2,364,740
                                                                                                               ------------
           E.D.P. PERIPHERALS (0.5%)
   1,500   Quantum Corp...................................................................     7.00  08/01/04     1,288,530
                                                                                                               ------------
           E.D.P. SERVICES (1.2%)
   2,500   May & Speh, Inc................................................................     5.25  04/01/03     2,949,150
                                                                                                               ------------
           ELECTRONIC COMPONENTS (1.4%)
   3,000   Sanmina Corp. - 144A**.........................................................     4.25  05/01/04     3,342,900
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           ELECTRONIC PRODUCTION EQUIPMENT (1.6%)
$  2,500   Integrated Process Equipment Corp..............................................     6.25% 09/15/04  $  1,768,450
   2,000   Lam Research Corp..............................................................     5.00  09/01/02     1,983,480
                                                                                                               ------------
                                                                                                                  3,751,930
                                                                                                               ------------
           ENGINEERING & CONSTRUCTION (1.5%)
   4,000   Emcor Group, Inc...............................................................     5.75  04/01/05     3,595,440
                                                                                                               ------------
           FOOD CHAINS (0.9%)
   6,000   Whole Foods Market Inc.........................................................     0.00  03/02/18     2,006,100
                                                                                                               ------------
           GENERIC DRUGS (1.3%)
   2,500   Alpharma Inc. - 144A**.........................................................     3.00  06/01/06     3,003,125
                                                                                                               ------------
           HOSPITAL/NURSING MANAGEMENT (0.3%)
   2,500   ARV Assisted Living, Inc.......................................................     6.75  04/01/06       650,000
                                                                                                               ------------
           HOTELS/RESORTS (0.5%)
   5,000   Four Seasons Hotels, Inc. (Canada).............................................     0.00  09/23/29     1,212,500
                                                                                                               ------------
           INTERNET SERVICES (0.4%)
   1,000   MindSpring Enterprises, Inc....................................................     5.00  04/15/06       929,750
                                                                                                               ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.0%)
   2,500   Merrill Lynch & Co.............................................................     0.25  05/10/06     2,305,550
                                                                                                               ------------
           MAJOR U.S. TELECOMMUNICATIONS (3.2%)
   2,500   Bell Atlantic Financial Service - 144A** (exchangeable into Cable & Wireless
             Communications common stock).................................................     4.25  09/15/05     2,620,000
   5,000   Bell Atlantic Financial Service - 144A** (exchangeable into Telecom
             Corporation of New Zealand common stock).....................................     5.75  04/01/03     5,014,100
                                                                                                               ------------
                                                                                                                  7,634,100
                                                                                                               ------------
           MEDICAL/NURSING SERVICES (0.9%)
   2,000   Continucare Corp. - 144A** (a).................................................     8.00  10/31/02        40,000
   2,000   Greenery Rehabilitation Group, Inc.............................................     8.75  04/01/15     2,001,260
                                                                                                               ------------
                                                                                                                  2,041,260
                                                                                                               ------------
           OTHER PHARMACEUTICALS (0.4%)
   1,000   Sepracor Inc. - 144A**.........................................................     7.00  12/15/05       938,250
                                                                                                               ------------
           OTHER TELECOMMUNICATIONS (4.1%)
   3,000   Global Telesystems Group, Inc..................................................     5.75  07/01/10     2,629,140
   2,500   NTL Inc. - 144A**..............................................................     7.00  12/15/08     4,234,675
   1,750   SA Telecommunications, Inc. - 144A** (a).......................................    10.00  08/15/06        52,500
   3,000   Telefonos de Mexico S.A. (Mexico)..............................................     4.25  06/15/04     2,823,090
                                                                                                               ------------
                                                                                                                  9,739,405
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           PRECISION INSTRUMENTS (1.3%)
$  1,500   Thermo Instrument Systems, Inc. - 144A**.......................................     4.50% 10/15/03  $  1,318,290
   1,800   Thermo Optek Corp. - 144A**....................................................     5.00  10/15/00     1,740,870
                                                                                                               ------------
                                                                                                                  3,059,160
                                                                                                               ------------
           REAL ESTATE INVESTMENT TRUSTS (3.0%)
   1,290   Capstar Hotel Corp.............................................................     4.75  10/15/04       954,600
   2,650   Center Trust Inc. (Series A)...................................................     7.50  01/15/01     2,464,500
   4,000   Macerich Company (Eurobond)....................................................     7.25  12/15/02     3,560,000
                                                                                                               ------------
                                                                                                                  6,979,100
                                                                                                               ------------
           RENTAL/LEASING COMPANIES (1.1%)
   3,000   Financial Federal Corp.........................................................     4.50  05/01/05     2,620,200
                                                                                                               ------------
           SEMICONDUCTORS (4.2%)
   2,000   Cirrus Logic, Inc..............................................................     6.00  12/15/03     1,485,160
   2,250   Cypress Semiconductor Corp.....................................................     6.00  10/01/02     2,716,875
   1,000   Level One Communications, Inc..................................................     4.00  09/01/04     2,446,580
   4,000   STMicroelectronics N.V. (Netherlands)..........................................     0.00  09/22/09     3,190,000
                                                                                                               ------------
                                                                                                                  9,838,615
                                                                                                               ------------
           TELECOMMUNICATIONS EQUIPMENT (1.2%)
   1,500   American Tower Corp. - 144A**..................................................     6.25  10/15/09     1,507,500
   2,000   American Tower Corp. - 144A**..................................................     2.25  10/15/09     1,415,000
                                                                                                               ------------
                                                                                                                  2,922,500
                                                                                                               ------------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $121,716,837)....................................................................   119,112,941
                                                                                                               ------------

NUMBER OF
 SHARES
--------
           CONVERTIBLE PREFERRED STOCKS (37.9%)
           APPAREL (0.9%)
  65,800   Warnaco Group, Inc. $3.00................................................................     2,039,800
                                                                                                      ------------
           AUTO PARTS: O.E.M. (0.0%)
 120,000   BTI Capital Trust $3.25 - 144A** *.......................................................        60,000
                                                                                                      ------------
           BIOTECHNOLOGY (1.1%)
  20,000   Cephalon, Inc. $3.625 - 144A**...........................................................     1,115,000
  63,500   Sicor Inc. $3.75.........................................................................     1,531,937
                                                                                                      ------------
                                                                                                         2,646,937
                                                                                                      ------------
           BROADCASTING (1.0%)
  72,000   Sinclair Broadcasting Group, Inc. (Series D) $3.00.......................................     2,322,000
                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (3.0%)
  10,000   Adelphia Communications Corp. (Series D) $11.00..........................................  $  1,775,000
  13,825   EchoStar Communications Corp. (Series C) $3.375..........................................     5,156,725
                                                                                                      ------------
                                                                                                         6,931,725
                                                                                                      ------------
           CELLULAR TELEPHONE (1.0%)
  25,000   Omnipoint Corp. $3.50....................................................................     2,350,000
                                                                                                      ------------
           COMPUTER SOFTWARE (2.2%)
  51,000   Microsoft Corp. (Series A) $2.197........................................................     5,135,062
                                                                                                      ------------
           CONTAINERS/PACKAGING (0.5%)
  25,000   Sealed Air Corp. (Series A) $2.00........................................................     1,268,750
                                                                                                      ------------
           ELECTRIC UTILITIES (0.6%)
  41,000   CMS Energy Corp. $3.63...................................................................     1,499,063
                                                                                                      ------------
           FOOD DISTRIBUTORS (0.9%)
  60,000   Suiza Capital Trust II $2.75.............................................................     2,118,300
                                                                                                      ------------
           HOME BUILDING (0.5%)
  35,000   Fleetwood Capital Trust $3.00............................................................     1,228,675
                                                                                                      ------------
           HOME FURNISHINGS (0.7%)
  40,800   Newell Financial Trust I $2.625..........................................................     1,689,161
                                                                                                      ------------
           INDUSTRIAL SPECIALTIES (1.1%)
  50,000   International Paper Capital Trust $2.625.................................................     2,539,500
                                                                                                      ------------
           INTEGRATED OIL COMPANIES (0.9%)
  40,000   Unocal Corp. $3.125......................................................................     2,167,520
                                                                                                      ------------
           INTERNATIONAL BANKS (1.3%)
 110,000   National Australia Bank, Ltd. $1.969 (Australia) (Units) ++..............................     3,011,250
                                                                                                      ------------
           INTERNET SERVICES (1.7%)
  50,000   PSINet, Inc. (Series C) $3.375...........................................................     1,981,250
  50,000   Verio, Inc. (Series A) - 144A** $3.375...................................................     2,050,000
                                                                                                      ------------
                                                                                                         4,031,250
                                                                                                      ------------
           MAJOR CHEMICALS (1.2%)
  75,000   Monsanto Co. $2.60.......................................................................     2,700,000
                                                                                                      ------------
           MEDICAL/DENTAL DISTRIBUTORS (0.5%)
  30,000   Owens & Minor Trust I (Series A) $2.688..................................................     1,050,690
                                                                                                      ------------
           MILITARY/GOV'T/TECHNICAL (1.1%)
  54,400   Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda).............................     2,638,400
                                                                                                      ------------
           MOVIES/ENTERTAINMENT (1.1%)
 109,000   Metromedia International Group, Inc. $3.625..............................................     2,684,125
                                                                                                      ------------
           MUTUAL FUNDS (0.7%)
  75,000   Amdocs Automatic Common Exchange Securities $1.51........................................     1,621,875
                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
           NEWSPAPERS (1.0%)
  20,000   Tribune Co. $3.14........................................................................  $  2,385,000
                                                                                                      ------------
           OIL & GAS PRODUCTION (2.9%)
 120,000   Apache Corp. $2.015......................................................................     4,800,000
  35,000   Newfield Financial Trust I $3.25.........................................................     1,907,500
                                                                                                      ------------
                                                                                                         6,707,500
                                                                                                      ------------
           OIL/GAS TRANSMISSION (1.4%)
  50,000   Coastal Corp. $1.66......................................................................     1,303,125
  40,000   El Paso Energy Capital Trust I $2.375....................................................     2,095,000
                                                                                                      ------------
                                                                                                         3,398,125
                                                                                                      ------------
           OILFIELD SERVICES/EQUIPMENT (0.5%)
  35,000   Weatherford International, Inc. $2.50....................................................     1,271,095
                                                                                                      ------------
           OTHER CONSUMER SERVICES (1.0%)
  80,000   Cendant Corp. $3.75......................................................................     2,325,000
                                                                                                      ------------
           OTHER TELECOMMUNICATIONS (1.6%)
  40,000   SkyTel Communications, Inc. $2.25........................................................     1,495,000
  50,000   Winstar Communications, Inc. (Series D) $3.50............................................     2,306,250
                                                                                                      ------------
                                                                                                         3,801,250
                                                                                                      ------------
           RAILROADS (1.6%)
  25,000   Canadian National Railway Co. $2.625 (Canada)............................................     1,292,188
  52,400   Union Pacific Capital Trust $3.125.......................................................     2,362,506
                                                                                                      ------------
                                                                                                         3,654,694
                                                                                                      ------------
           REAL ESTATE INVESTMENT TRUSTS (2.5%)
  80,000   Equity Office Properties Trust (Series B) $2.625 - 144A**................................     3,160,000
  65,064   FelCor Lodging Trust, Inc. (Series A) $1.95..............................................     1,081,689
  85,000   Reckson Associates Reality Corp. (Series A) $1.906.......................................     1,715,938
                                                                                                      ------------
                                                                                                         5,957,627
                                                                                                      ------------
           RENTAL/LEASING COMPANIES (1.1%)
  70,000   United Rentals Trust I $3.25.............................................................     2,587,830
                                                                                                      ------------
           SAVINGS & LOAN ASSOCIATIONS (0.4%)
  20,000   Bank United Corp. $4.00..................................................................       900,000
                                                                                                      ------------
           SPECIALTY CHEMICALS (0.7%)
   2,000   Hercules Trust II $65.00 (Units)++.......................................................     1,690,000
                                                                                                      ------------
           TELECOMMUNICATIONS EQUIPMENT (0.4%)
   3,800   Qualcomm Financial Trust $2.875..........................................................     1,004,982
                                                                                                      ------------
           TOOLS/HARDWARE (0.8%)
  40,000   Seagrams Co., Ltd. $3.76 (Canada)........................................................     1,857,500
                                                                                                      ------------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $100,051,110)...........................................................    89,274,686
                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (1.2%)
           APPAREL (0.7%)
  85,000   Tropical Sportswear International Corp.*.................................................  $  1,583,125
                                                                                                      ------------
           CASINO/GAMBLING (0.5%)
 144,285   Alliance Gaming Corp.*...................................................................     1,118,209
                                                                                                      ------------
           OTHER TELECOMMUNICATIONS (0.0%)
     818   WinStar Communications, Inc.*............................................................        32,106
                                                                                                      ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $2,861,170).............................................................     2,733,440
                                                                                                      ------------

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE
--------                                                                                    --------  --------
           SHORT-TERM INVESTMENTS (9.4%)
           U.S. GOVERNMENT AGENCIES (b) (5.3%)
$  4,000   Federal National Mortgage Assoc................................................      5.15% 10/05/99     3,997,711
   8,500   Tennessee Valley Authority.....................................................      5.18  10/12/99     8,486,547
                                                                                                                ------------
                                                                                                                  12,484,258
                                                                                                                ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $12,484,258).......................................................................    12,484,258
                                                                                                                ------------

           REPURCHASE AGREEMENT (4.1%)
   9,746   The Bank of New York (dated 09/30/99; proceeds $9,747,826) (c) (IDENTIFIED COST
             $9,746,472)..................................................................      5.00  10/01/99     9,746,472
                                                                                                                ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $22,230,730)......................................................................    22,230,730
                                                                                                                ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $246,859,847) (d)........................................................   99.1%    233,351,797

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.9       2,169,732
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 235,521,529
                                                                                            -----   -------------
                                                                                            -----   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a)  Non-income producing security; bond in default.
(b) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c) Collateralized by $9,962,430 U.S. Treasury Note 5.375% due 06/30/03 valued at $9,945,300.
(d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $19,240,274 and the aggregate gross unrealized depreciation is $32,748,324, resulting in net unrealized depreciation of $13,508,050.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

ASSETS:
Investments in securities, at value
  (identified cost $246,859,847)........................    $ 233,351,797
Receivable for:
    Investments sold....................................        5,184,995
    Interest............................................        1,716,459
    Dividends...........................................          279,288
    Shares of beneficial interest sold..................          110,000
Prepaid expenses and other assets.......................           63,350
                                                            -------------
     TOTAL ASSETS.......................................      240,705,889
                                                            -------------
LIABILITIES:
Payable for:
    Investments purchased...............................        4,565,400
    Plan of distribution fee............................          197,656
    Shares of beneficial interest repurchased...........          185,272
    Investment management fee...........................          119,044
Accrued expenses and other payables.....................          116,988
                                                            -------------
     TOTAL LIABILITIES..................................        5,184,360
                                                            -------------
     NET ASSETS.........................................    $ 235,521,529
                                                            =============
COMPOSITION OF NET ASSETS:
Paid-in-capital.........................................    $ 315,359,050
Net unrealized depreciation.............................      (13,508,050)
Accumulated undistributed net investment income.........        6,220,842
Accumulated net realized loss...........................      (72,550,313)
                                                            -------------
     NET ASSETS.........................................    $ 235,521,529
                                                            =============
CLASS A SHARES:
Net Assets..............................................       $1,123,884
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
  VALUE)................................................           82,810
     NET ASSET VALUE PER SHARE..........................           $13.57
                                                            =============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE).....................................           $14.32
                                                            =============
CLASS B SHARES:
Net Assets..............................................     $231,510,363
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
  VALUE)................................................       17,054,429
     NET ASSET VALUE PER SHARE..........................           $13.57
                                                            =============
CLASS C SHARES:
Net Assets..............................................       $2,868,912
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
  VALUE)................................................          211,873
     NET ASSET VALUE PER SHARE..........................           $13.54
                                                            =============
CLASS D SHARES:
Net Assets..............................................          $18,370
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
  VALUE)................................................            1,354
     NET ASSET VALUE PER SHARE..........................           $13.57
                                                            =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

NET INVESTMENT INCOME:

INCOME
Dividends..................................................    $ 6,307,445
Interest...................................................     10,077,045
                                                               -----------

     TOTAL INCOME..........................................     16,384,490
                                                               -----------

EXPENSES
Plan of distribution fee (Class A shares)..................          2,637
Plan of distribution fee (Class B shares)..................      2,519,362
Plan of distribution fee (Class C shares)..................         24,859
Investment management fee..................................      1,543,719
Transfer agent fees and expenses...........................        372,519
Professional fees..........................................         82,732
Shareholder reports and notices............................         76,600
Registration fees..........................................         72,418
Custodian fees.............................................         21,375
Trustees' fees and expenses................................         18,753
Other......................................................          7,248
                                                               -----------

     TOTAL EXPENSES........................................      4,742,222
                                                               -----------

     NET INVESTMENT INCOME.................................     11,642,268
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss..........................................     (8,530,348)
Net change in unrealized depreciation......................     32,992,426
                                                               -----------

     NET GAIN..............................................     24,462,078
                                                               -----------

NET INCREASE...............................................    $36,104,346
                                                               ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                  FOR THE YEAR     FOR THE YEAR
                                                      ENDED            ENDED
                                                  SEPTEMBER 30,    SEPTEMBER 30,
                                                      1999             1998
---------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.........................     $ 11,642,268     $ 14,325,883
Net realized gain (loss)......................       (8,530,348)       7,466,716
Net change in unrealized
  appreciation/depreciation...................       32,992,426      (67,299,872)
                                                   ------------     ------------

     NET INCREASE (DECREASE)..................       36,104,346      (45,507,273)
                                                   ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
   Class A shares.............................          (66,995)         (35,198)
   Class B shares.............................      (12,469,366)     (12,386,068)
   Class C shares.............................         (147,630)         (89,566)
   Class D shares.............................          (64,653)        (116,323)
                                                   ------------     ------------

     TOTAL DIVIDENDS..........................      (12,748,644)     (12,627,155)
                                                   ------------     ------------
Net increase (decrease) from transactions in
  shares of beneficial interest...............      (56,326,246)       9,302,728
                                                   ------------     ------------

     NET DECREASE.............................      (32,970,544)     (48,831,700)

NET ASSETS:
Beginning of period...........................      268,492,073      317,323,773
                                                   ------------     ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $6,220,842 AND $7,406,854,
    RESPECTIVELY).............................     $235,521,529     $268,492,073
                                                   ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $83,217,930 at September 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.88%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

shares and Class C shares of $101, $367,482 and $898, respectively and received $5,500 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1999 aggregated $203,639,410 and $263,191,116, respectively.

For the year ended September 30, 1999, the Fund incurred brokerage commissions of $4,557 with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 1999, the Fund incurred brokerage commissions of $1,500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,840. At September 30, 1999, the Fund had an accrued pension liability of $52,407 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At September 30, 1999, the Fund had a net capital loss carryover of approximately $65,250,000 of which $62,731,000 will be available through September 30, 2000 and $2,519,00 will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $7,244,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

As of September 30, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $46,129,103, accumulated undistributed net investment income was charged $79,636 and accumulated net realized loss was credited $46,208,739.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                FOR THE YEAR                   FOR THE YEAR
                                                                    ENDED                          ENDED
                                                             SEPTEMBER 30, 1999             SEPTEMBER 30, 1998
                                                          -------------------------      -------------------------
                                                            SHARES        AMOUNT           SHARES        AMOUNT
                                                          ----------   ------------      ----------   ------------
CLASS A SHARES
Sold....................................................   1,099,363   $ 15,391,161          92,001   $  1,349,947
Reinvestment of dividends...............................       4,081         54,460           2,116         29,640
Redeemed................................................  (1,097,990)   (15,399,963)        (20,090)      (277,904)
                                                          ----------   ------------      ----------   ------------
Net increase - Class A..................................       5,454         45,658          74,027      1,101,683
                                                          ----------   ------------      ----------   ------------
CLASS B SHARES
Sold....................................................   2,569,889     35,097,104       4,637,313     68,850,146
Reinvestment of dividends...............................     751,728      9,953,748         701,336      9,971,800
Redeemed................................................  (7,420,340)   (99,844,911)     (5,189,588)   (75,033,986)
                                                          ----------   ------------      ----------   ------------
Net increase (decrease) - Class B.......................  (4,098,723)   (54,794,059)        149,061      3,787,960
                                                          ----------   ------------      ----------   ------------
CLASS C SHARES
Sold....................................................      95,253      1,240,659         213,545      3,143,678
Reinvestment of dividends...............................       8,572        113,534           4,574         64,248
Redeemed................................................     (84,273)    (1,108,464)        (66,982)      (917,694)
                                                          ----------   ------------      ----------   ------------
Net increase - Class C..................................      19,552        245,729         151,137      2,290,232
                                                          ----------   ------------      ----------   ------------
CLASS D SHARES
Sold....................................................      88,216      1,145,065         201,768      2,963,943
Reinvestment of dividends...............................          90          1,192             103          1,480
Redeemed................................................    (223,273)    (2,969,831)        (66,930)      (842,570)
                                                          ----------   ------------      ----------   ------------
Net increase (decrease) - Class D.......................    (134,967)    (1,823,574)        134,941      2,122,853
                                                          ----------   ------------      ----------   ------------
Net increase (decrease) in Fund.........................  (4,208,684)  $(56,326,246)        509,166   $  9,302,728
                                                          ==========   ============      ==========   ============

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                    ENDED                ENDED               THROUGH
                                                              SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 12.45              $  15.07             $  14.31
                                                                   -------              --------             --------

Income (loss) from investment operations:
   Net investment income....................................          0.72                  0.75                 0.13
   Net realized and unrealized gain (loss)..................          1.18                 (2.68)                0.78
                                                                   -------              --------             --------

Total income (loss) from investment operations..............          1.90                 (1.93)                0.91
                                                                   -------              --------             --------

Less dividends from net investment income...................         (0.78)                (0.69)               (0.15)
                                                                   -------              --------             --------

Net asset value, end of period..............................       $ 13.57              $  12.45             $  15.07
                                                                   =======              ========             ========

TOTAL RETURN+...............................................         15.64%               (13.38)%               6.40%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................          1.06%(3)              1.05%(3)             1.15%(2)

Net investment income.......................................          5.31%(3)              5.16%(3)             5.03%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................        $1,124                  $963                  $50

Portfolio turnover rate.....................................            87%                   95%                 182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                               FOR THE YEAR ENDED SEPTEMBER 30
                                                              -----------------------------------------------------------------
                                                               1999++        1998++        1997*++        1996          1995
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $12.45        $15.07        $12.72        $11.67        $10.75
                                                              --------      --------      --------      --------      --------

Income (loss) from investment operations:
   Net investment income....................................      0.61          0.65          0.60          0.55          0.60
   Net realized and unrealized gain (loss)..................      1.18         (2.70)         2.31          1.12          0.82
                                                              --------      --------      --------      --------      --------

Total income (loss) from investment operations..............      1.79         (2.05)         2.91          1.67          1.42
                                                              --------      --------      --------      --------      --------

Less dividends from net investment income...................     (0.67)        (0.57)        (0.56)        (0.62)        (0.50)
                                                              --------      --------      --------      --------      --------

Net asset value, end of period..............................    $13.57        $12.45        $15.07        $12.72        $11.67
                                                              ========      ========      ========      ========      ========

TOTAL RETURN+...............................................     14.62%       (14.01)%       23.38%        14.70%        13.68%

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................      1.85%(1)      1.81 %(1)     1.84%         1.89%         1.96%

Net investment income.......................................      4.52%(1)      4.40 %(1)     4.45%         4.78%         5.24%

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................  $231,510      $263,443      $316,633      $234,334      $185,398

Portfolio turnover rate.....................................        87%           95 %         182%          171%          138%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                    ENDED                ENDED               THROUGH
                                                              SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 12.43              $  15.06             $  14.31
                                                                   -------              --------             --------

Income (loss) from investment operations:
   Net investment income....................................          0.63                  0.64                 0.12
   Net realized and unrealized gain (loss)..................          1.17                 (2.68)                0.77
                                                                   -------              --------             --------

Total income (loss) from investment operations..............          1.80                 (2.04)                0.89
                                                                   -------              --------             --------

Less dividends from net investment income...................         (0.69)                (0.59)               (0.14)
                                                                   -------              --------             --------

Net asset value, end of period..............................       $ 13.54              $  12.43             $  15.06
                                                                   =======              ========             ========

TOTAL RETURN+...............................................         14.83%               (14.07)%               6.26%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................          1.73%(3)              1.81 %(3)            1.92%(2)

Net investment income.......................................          4.64%(3)              4.40 %(3)            4.52%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $ 2,869              $  2,390                 $620

Portfolio turnover rate.....................................            87%                   95 %                182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                    ENDED                ENDED               THROUGH
                                                              SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.44                $15.08               $14.31
                                                                   -------              --------             --------

Income (loss) from investment operations:
   Net investment income....................................          0.79                  0.79                 0.13
   Net realized and unrealized gain (loss)..................          1.15                 (2.71)                0.80
                                                                   -------              --------             --------

Total income (loss) from investment operations..............          1.94                 (1.92)                0.93
                                                                   -------              --------             --------

Less dividends from net investment income...................         (0.81)                (0.72)               (0.16)
                                                                   -------              --------             --------

Net asset value, end of period..............................        $13.57                $12.44               $15.08
                                                                   =======              ========             ========

TOTAL RETURN+...............................................         15.81%               (13.19)%               6.42%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................          0.85%(3)              0.81 %(3)            0.89%(2)

Net investment income.......................................          5.52%(3)              5.40 %(3)            4.94%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................           $18                $1,696                  $21

Portfolio turnover rate.....................................            87%                   95 %                182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE
SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund") at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 10, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended September 30, 1999, 45.27% of the income dividends paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Ellen Gold
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.